Borrowings - Revision of Previously Issued Financial Statements (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Other long-term assets	$ 838	$ 846				$ 774				$ 838		$ 846	$ 774
Total assets	34,497	34,200				35,178				34,497		34,200	35,178
Long-term borrowings	20,721	20,760				22,614				20,721		20,760	22,614
Long-term deferred tax liabilities	536	521				552				536		521	552
Total liabilities	32,209	31,600				33,534				32,209		31,600	33,534
Accumulated loss	(9,689)	(9,547)				(8,403)				(9,689)		(9,547)	(8,403)
Total First Data Corporation stockholder's deficit	(827)	(570)				(1,608)				(827)		(570)	(1,608)
Total equity	2,210	2,530		$ 1,295		1,575				2,210	$ 1,295	2,530	1,575	$ 2,591	$ 3,408
Total liabilities and equity	34,497	34,200				35,178				34,497		34,200	35,178
Income Statement [Abstract]
Loss on debt extinguishment	0			0						0	(3)	(274)	(79)	(56)
Interest expense	(406)			(463)						(813)	(927)	(1,739)	(1,867)	(1,896)
Income tax expense (benefit)	10			40						13	77	82	105	(243)
Loss before income taxes and equity earnings in affiliates	(20)			5						(131)	(173)	(403)	(858)	(963)
Net loss	33	65	$ (188)	23	$ (165)	(66)	$ (177)	$ (193)	$ (339)	(30)	(142)	(265)	(775)	(562)
Net loss attributable to First Data Corporation	(26)	$ 12	$ (235)	(34)	$ (201)	$ (121)	$ (216)	$ (237)	$ (378)	(138)	(235)	(458)	(952)	(736)
Comprehensive loss	71			24						(159)	(157)	(616)	(811)	(513)
Comprehensive loss attributable to First Data Corporation	$ 9			$ (32)						$ (259)	$ (250)	$ (798)	$ (989)	$ (690)
Net loss per share, basic and diluted (in dollars per share)	$ (26,000)	$ 12,000	$ (235,000)	$ (34,000)	$ (201,000)	$ (121,000)	$ (216,000)	$ (237,000)	$ (378,000)	$ (138,000)	$ (235,000)	$ (458,000)	$ (952,000)	$ (736,000)
Statement of Cash Flows [Abstract]
Net cash provided by operating activities										$ 453	$ 389	$ 1,035	$ 715	$ 803
Net cash used in financing activities										$ (70)	$ (278)	(743)	(532)	(285)
As previously reported
Statement of Financial Position [Abstract]
Other long-term assets		$ 915				$ 836						915	836
Total assets		34,269				35,240						34,269	35,240
Long-term borrowings		20,711				22,557						20,711	22,557
Long-term deferred tax liabilities		521				553						521	553
Total liabilities		31,551				33,478						31,551	33,478
Accumulated loss		(9,429)				(8,285)						(9,429)	(8,285)
Total First Data Corporation stockholder's deficit		(452)				(1,490)						(452)	(1,490)
Total equity		2,648				1,693						2,648	1,693
Total liabilities and equity		$ 34,269				$ 35,240						34,269	35,240
Income Statement [Abstract]
Loss on debt extinguishment												(260)	0	0
Interest expense												(1,753)	(1,881)	(1,898)
Income tax expense (benefit)												82	87	(224)
Loss before income taxes and equity earnings in affiliates												(403)	(793)	(909)
Net loss												(265)	(692)	(527)
Net loss attributable to First Data Corporation												(458)	(869)	(701)
Comprehensive loss												(616)	(728)	(478)
Comprehensive loss attributable to First Data Corporation												$ (798)	$ (906)	$ (655)
Net loss per share, basic and diluted (in dollars per share)												$ (458,000)	$ (869,000)	$ (701,000)
Statement of Cash Flows [Abstract]
Net cash provided by operating activities												$ 1,013	$ 673	$ 767
Net cash used in financing activities												$ (721)	$ (490)	$ (249)